Income Tax - Breakdown of Carryforward of Unused Tax Losses by Expiry date for which Deferred Tax Assets are not Recognized (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Income Tax [Line Items]
Unused tax losses for which not recognised deferred tax assets	¥ 20,350	¥ 141,868
Within 1 year
Income Tax [Line Items]
Unused tax losses for which not recognised deferred tax assets	1,529	315
Between 1 year and 2 years
Income Tax [Line Items]
Unused tax losses for which not recognised deferred tax assets	0	887
Between 2 year and 3 years
Income Tax [Line Items]
Unused tax losses for which not recognised deferred tax assets	1,559	1,529
Between 3 year and 4 years
Income Tax [Line Items]
Unused tax losses for which not recognised deferred tax assets	1,882	0
Between 4 year and 5 years
Income Tax [Line Items]
Unused tax losses for which not recognised deferred tax assets	1,829	0
5 years and after
Income Tax [Line Items]
Unused tax losses for which not recognised deferred tax assets	¥ 13,551	¥ 139,137